Note 22 - Supplementary Cash Flow Information	12 Months Ended
Oct. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

22.     Supplementary Cash Flow Information

Items not affecting operating cash flows comprise the following:

Years ended October 31	2013	2012	2011
Depreciation and amortization	$11,824	$17,080	$22,375
Stock option compensation	1,421	1,567	1,229
Loss on Celerion note receivable	218	2,411	-
Pension settlement loss	7,003	-	-
Deferred income taxes	(21,158)	38,137	3,666
Change in fair value of embedded derivatives	1,044	12,020	(2,649)
Impairment of long-lived assets	29,201	-	-
Litigation settlement gain	(24,627)	-	-
Gain on sale of Targeted Therapies	(188,870)	-	-
Foreign currency transactional (gain) loss	(431)	6,271	1,623
Equity loss, including cash distribution of $nil (2012 - $nil; 2011 - $951)	-	-	1,079
Other including foreign currency translation adjustments	(2,213)	6,908	(260)
	$(186,588)	$84,394	$27,063

Changes in operating assets and liabilities comprise the following:

Years ended October 31	2013	2012	2011
Accounts receivable	$10,484	$(7,963)	$1,159
Inventories	(14,236)	(3,382)	(4,012)
Other current assets and long term assets	(1,120)	17,767	5,206
Accounts payable and accrued liabilities	(10,054)	26,254	(26,178)
Income taxes	24,684	(18,360)	2,951
Deferred revenue and other long-term obligations	(4,119)	(6,445)	(12,582)
	$5,639	$7,871	$(33,456)